Equity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity

Note 22. Equity

22.1 Equity accounts

The capital stock of FEMSA is comprised of 2,161,177,770 BD units and 1,417,048,500 B units.

As of December 31, 2017 and 2016, the capital stock of FEMSA was comprised of 17,891,131,350 common shares, without par value and with no foreign ownership restrictions. Fixed capital stock amounts to Ps. 300 (nominal value) and the variable capital may not exceed 10 times the minimum fixed capital stock amount.

The characteristics of the common shares are as follows:

•	Series “B” shares, with unlimited voting rights, which at all times must represent a minimum of 51% of total capital stock;

•	Series “L” shares, with limited voting rights, which may represent up to 25% of total capital stock; and

•	Series “D” shares, with limited voting rights, which individually or jointly with series “L” shares may represent up to 49% of total capital stock.

The Series “D” shares are comprised as follows:

•	Subseries “D-L” shares may represent up to 25% of the series “D” shares;

•	Subseries “D-B” shares may comprise the remainder of outstanding series “D” shares; and

•	The non-cumulative premium dividend to be paid to series “D” shareholders will be 125% of any dividend paid to series “B” shareholders.

The Series “B” and “D” shares are linked together in related units as follows:

•	“B units” each of which represents five series “B” shares and which are traded on the BMV; and

•	“BD units” each of which represents one series “B” share, two subseries “D-B” shares and two subseries “D-L” shares, and which are traded both on the BMV and the NYSE.

As of December 31, 2017 and 2016, FEMSA’s capital stock is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540

Total shares	7,085,242,500	10,805,888,850	17,891,131,350

The net income of the Company is subject to the legal requirement that 5% thereof be transferred to a legal reserve until such reserve equals 20% of capital stock at nominal value. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2017 and 2016, this reserve amounted to Ps. 596.

Retained earnings and other reserves distributed as dividends, as well as the effects derived from capital reductions, are subject to income tax at the rate in effect at the date of distribution, except when capital reductions come from restated shareholder contributions and when the distributions of dividends come from net taxable income, denominated “Cuenta de Utilidad Fiscal Neta” (“CUFIN”).

Dividends paid in excess of CUFIN are subject to income tax at a grossed-up rate based on the current statutory rate. Since 2003, this tax may be credited against the income tax of the year in which the dividends are paid, and in the following two years against the income tax and estimated tax payments. A new Income Tax Law (LISR) went into effect on January 1, 2014; such law no longer includes the tax consolidation regime which allowed calculating the CUFIN on a consolidated basis; therefore, beginning in 2014, distributed dividends must be taken from the individual CUFIN balance of FEMSA, which can be increased with the subsidiary companies’ individual CUFINES through the transfers of dividends. The sum of the individual CUFIN balances of FEMSA and its subsidiaries as of December 31, 2017 amounted to Ps. 193,348. Dividends distributed to its stockholders who are individuals and foreign residents must withhold 10% for LISR purposes, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the accumulated CUFIN balances as December 31, 2013.

At an ordinary shareholders’ meeting of FEMSA held on March 19, 2015, the shareholders approved a dividend of Ps. 7,350 that was paid 50% on May 7, 2015 and other 50% on November 5, 2015; and a reserve for share repurchase of a maximum of Ps. 3,000. As of December 31, 2015, the Company has not repurchased shares. Treasury shares resulted from share-based payment bonus plan are disclosed in Note 17.

At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 12, 2015, the shareholders approved a dividend of Ps. 6,405 that was paid 50% on May 5, 2015 and other 50% on November 3, 2015. The corresponding payment to the non-controlling interest was Ps. 3,340.

At an ordinary shareholders’ meeting of FEMSA held on March 8, 2016, the shareholders approved a dividend of Ps. 8,355 that was paid 50% on May 5, 2016 and other 50% on November 3, 2016; and a reserve for share repurchase of a maximum of Ps. 7,000. As of December 31, 2016, the Company has not repurchased shares. Treasury shares resulted from share-based payment bonus plan are disclosed in Note 17.

At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 7, 2016, the shareholders approved a dividend of Ps. 6,945 that was paid 50% on May 3, 2016 and other 50% on November 1, 2016. The corresponding payment to the non-controlling interest was Ps. 3,621.

At an ordinary shareholders’ meeting of FEMSA held on March 16, 2017, the shareholders approved a dividend of Ps. 8,636 that was paid 50% on May 5, 2017 and other 50% on November 3, 2017; and a reserve for share repurchase of a maximum of Ps. 7,000. As of December 31, 2017, the Company has not repurchased shares. Treasury shares resulted from share-based payment bonus plan are disclosed in Note 17.

At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 16, 2017, the shareholders approved a dividend of Ps. 6,991 that was paid 50% on May 3, 2017 and other 50% on November 1, 2017. The corresponding payment to the non-controlling interest was Ps. 3,622.

For the years ended December 31, 2017, 2016 and 2015 the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	2017		2016		2015
FEMSA	Ps.	8,636	Ps.	8,355	Ps.	7,350
Coca-Cola FEMSA (100% of dividend)		6,991		6,945		6,405

For the years ended December 31, 2017 and 2016 the dividends declared and paid per share by the Company are as follows:

Series of Shares	2017		2016
“B”	Ps.	0.43067	Ps.	0.41666
“D”		0.53833		0.52083

22.2 Capital management

The Company manages its capital to ensure that its subsidiaries will be able to continue as going concerns while maximizing the return to shareholders through the optimization of its debt and equity balance in order to obtain the lowest cost of capital available. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2017 and 2016.

The Company is not subject to any externally imposed capital requirements, other than the legal reserve (see Note 22.1) and debt covenants (see Note 18).

The Company’s finance committee reviews the capital structure of the Company on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. In conjunction with this objective, the Company seeks to maintain the highest credit rating both national and international, currently rated AAA and A- respectively, which requires it to have a debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratio lower than 1.5. As a result, prior to entering into new business ventures, acquisitions or divestures, management evaluates the optimal ratio of debt to EBITDA in order to maintain its credit rating.